Financial Risk Management - Market Price Fluctuations - Impact on Net Earnings (Details) - Equity price risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of equity and equity-related holdings, 20% increase	$ 10,861.1	$ 8,799.0
Hypothetical $ change effect on net earnings, 20% increase	$ 1,549.7	$ 1,227.5
Hypothetical % change in fair value, 20% increase	19.70%	19.70%
Fair value of equity and equity-related holdings, 10% increase	$ 9,966.1	$ 8,074.2
Hypothetical $ change effect on net earnings, 10% increase	$ 773.5	$ 613.3
Hypothetical % change in fair value, 10% increase	9.80%	9.90%
Fair value of equity and equity-related holdings, no change	$ 9,073.6	$ 7,350.0
Hypothetical % change in fair value, no change	0.00%
Fair value of equity and equity-related holdings, 10% decrease	$ 8,184.4	6,627.5
Hypothetical $ change effect on net earnings, 10% decrease	$ (770.6)	$ (611.6)
Hypothetical % change in fair value, 10% decrease	(9.80%)	(9.80%)
Fair value of equity and equity-related holdings, 20% decrease	$ 7,297.3	$ 5,897.4
Hypothetical $ change effect on net earnings, 20% decrease	$ (1,538.8)	$ (1,228.8)
Hypothetical % change in fair value, 20% decrease	(19.60%)	(19.80%)